COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of continuing involvement in derecognised financial assets [line items]
Advanced funding principal balance increase (decrease)	$ (57.3)
Outstanding principal balance	192.7
Collaboration interest-bearing advanced funding	266.0		$ 319.1
Janssen
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest bearing borrowings, funding advances	250.0
Interest accrued on funding advances	$ 73.3
Interest rate margin percentage	2.50%
Interest expense on borrowings	$ 4.2	$ 4.6